ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income Note [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS
NOTE 40: ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS
The components of accumulated other comprehensive income, net of taxes, comprise:

		Unrealized
		gains/(losses) on		Accumulated
	Foreign	Available-		Other
	Currency	for-Sale	Pension	Comprehensive
	Items	Securities	liability	Income
	(EUR in thousands)
Balance, January 1, 2010	(780,921)	(586,317)	(149,889)	(1,517,127)
Changes during 2010	182,099	(2,065,236)	14,668	(1,868,469)
Balance, December 31, 2010	(598,822)	(2,651,553)	(135,221)	(3,385,596)
Changes during 2011	(925,522)	2,343,084	29,456	1,447,018
Balance, December 31, 2011	(1,524,344)	(308,469)	(105,765)	(1,938,578)
Changes during 2012	129,710	556,405	(31,436)	654,679
Balance, December 31, 2012	(1,394,634)	247,936	(137,201)	(1,283,899)